Statutory Reserves and Restricted Net Assets (Details) - Schedule of PRC Subsidiaries - USD ($)	Dec. 31, 2023	Dec. 31, 2022
PRC entities
Total restricted net assets	$ 241,512,633	$ 188,481,193
Paid-in capital [Member]
PRC entities
Total restricted net assets	86,131,578	83,872,972
Additional Paid-in Capital [Member]
PRC entities
Total restricted net assets	144,532,239	93,759,405
Statutory Reserves [Member]
PRC entities
Total restricted net assets	$ 10,848,816	$ 10,848,816